LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

SUPPLEMENT DATED JUNE 10, 2010

TO THE PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A AND

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE B

With respect to Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset High Income Fund and Legg Mason Western Asset Short-Term Bond Fund, the following information supplements and, to the extent inconsistent therewith, supersedes the information contained in the section of the Prospectus titled “Retirement and Institutional Investors — eligible investors — Clients of Eligible Financial Intermediaries”:

Class I shares are available for exchange from other share classes of the fund by participants in Eligible Investment Programs.

The following table replaces, and to the extent inconsistent therewith, supersedes the table found in each fund’s Statement of Additional Information under the heading “Management – Additional Officers”:

Name, Year of Birth and Address	Position(s) with Trust	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Additional Officers:

Ted P. Becker Born 1951 620 Eighth Avenue New York, NY 10018	Chief Compliance Officer	Since 2006	Director of Global Compliance at Legg Mason (since 2006); Managing Director of Compliance at Legg Mason & Co. (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at Citigroup Asset Management (“CAM,” a group of affiliated investment advisers, which included SBFM, Smith Barney Asset Management and CFM and other affiliated investment advisory entities) or its predecessor (2002 to 2005)

David Castano Born 1971 55 Water Street New York, NY 10041	Treasurer	Since 2010	Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. (2007 to 2010); formerly, Assistant Treasurer of Lord Abbett mutual funds (2004 to 2006); formerly, Supervisor at UBS Global Asset Management (2003 to 2004)

John Chiota Born 1968 100 First Stamford Place Stamford, CT 06902	Chief Anti- Money Laundering Compliance Officer and Identity Theft Prevention Officer	Since 2006 Since 2008	Identity Theft Prevention Officer with certain mutual funds associated with Legg Mason & Co. (since 2008); Vice President of Legg Mason & Co. (since 2005); Vice President at CAM (2004 to 2005); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. (since 2006); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Robert I. Frenkel Born 1954 100 First Stamford Place Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2003	Vice President and Deputy General Counsel of Legg Mason Inc. (since 2007); Managing Director and General Counsel of Mutual Funds for Legg Mason & Co. (since 2005); formerly, Managing Director and General Counsel of Global Mutual Funds for CAM (2000 to 2005); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Kaprel Ozsolak Born 1965 55 Water Street New York, NY 10041	Chief Financial Officer	Since 2010	Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. (since 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. (2005 to 2010); formerly, Vice President at CAM (1996 to 2005); formerly, Chief Financial Officer and Treasurer of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2004 to 2005); formerly, Controller of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2002 to 2004)

Jeanne M. Kelly Born 1951 620 Eighth Avenue New York, NY 10018	Senior Vice President	Since 2007	Managing Director, Legg Mason & Co. (since 2005); Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); formerly, Director—Global Fund Administration, CAM (1996 to 2005)

Thomas C. Mandia Born 1962 100 First Stamford Place Stamford, CT 06902	Assistant Secretary	Since 2000	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); formerly, Managing Director and Deputy General Counsel for CAM (1992 to 2005); Assistant Secretary of certain mutual funds associated with Legg Mason & Co.

(1)	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.
(2)	Indicates the earliest year in which the officer took such office.

SCHEDULE A

Name of Fund	Date of Prospectus
Legg Mason Partners Income Trust
Legg Mason Western Asset Core Plus Bond Fund	November 30, 2009
Legg Mason Western Asset Global High Yield Bond Fund	April 30, 2010
Legg Mason Western Asset High Income Fund	November 30, 2009
Legg Mason Western Asset Short-Term Bond Fund	April 30, 2010

SCHEDULE B

Name of Fund	Date of Statement of Additional Information

Legg Mason Partners Income Trust

Legg Mason Western Asset Adjustable Rate Income Fund	September 28, 2009

Legg Mason Western Asset California Municipals Fund	June 28, 2009*

Legg Mason Western Asset Core Bond Fund	November 30, 2009

Legg Mason Western Asset Core Plus Bond Fund	November 30, 2009

Legg Mason Western Asset Strategic Income Fund	November 30, 2009

Legg Mason Western Asset Government Securities Fund	April 30, 2010

Legg Mason Western Asset High Income Fund	November 30, 2009

Legg Mason Western Asset Global Inflation Management Fund	February 26, 2010

Legg Mason Western Asset Intermediate Maturity California Municipals Fund	March 30, 2010

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	March 30, 2010

Legg Mason Western Asset Intermediate-Term Municipals Fund	July 29, 2009*

Name of Fund	Date of Statement of Additional Information

Legg Mason Western Asset Corporate Bond Fund	April 30, 2010

Legg Mason Western Asset Managed Municipals Fund	June 28, 2009*

Legg Mason Western Asset Massachusetts Municipals Fund	March 30, 2010

Legg Mason Western Asset Municipal High Income Fund	November 30, 2009

Legg Mason Western Asset New Jersey Municipals Fund	July 29, 2009*

Legg Mason Western Asset New York Municipals Fund	July 29, 2009*

Legg Mason Western Asset Oregon Municipals Fund	August 28, 2009

Legg Mason Western Asset Pennsylvania Municipals Fund	July 29, 2009*

Legg Mason Western Asset Short Duration Municipal Income Fund	February 26, 2010

Legg Mason Western Asset Short-Term Bond Fund	April 30, 2010

Legg Mason Western Asset Global High Yield Bond Fund	April 30, 2010

Western Asset Emerging Markets Debt Portfolio	June 28, 2009

Western Asset Global High Yield Bond Portfolio	June 28, 2009

Legg Mason Partners Institutional Trust

Legg Mason Western Asset SMASh Series C Fund	February 17, 2010

Legg Mason Western Asset SMASh Series EC Fund	February 17, 2010

Legg Mason Western Asset SMASh Series M Fund	February 17, 2010

Western Asset Institutional Government Reserves	May 31, 2010

Western Asset Institutional Money Market Fund	May 31, 2010

Western Asset Institutional Cash Reserves	May 31, 2010

Western Asset Institutional Liquid Reserves	May 31, 2010

Western Asset Institutional Tax Free Reserves	May 31, 2010

Western Asset Institutional U.S. Treasury Reserves	May 31, 2010

Western Asset Institutional AMT Free Municipal Money Market Fund	May 31, 2010

Legg Mason Partners Money Market Trust

Western Asset Money Market Fund	May 31, 2010

Western Asset Government Money Market Fund	May 31, 2010

Western Asset California Municipal Money Market Fund	July 29, 2009*

Western Asset Massachusetts Municipal Money Market Fund	July 29, 2009*

Western Asset New York Municipal Money Market Fund	July 29, 2009*

Western Asset Municipal Money Market Fund	July 29, 2009*

Western Asset California Tax Free Money Market Fund	December 29, 2009*

Western Asset Liquid Reserves	December 29, 2009*

Western Asset U.S. Treasury Reserves	December 29, 2009*

Western Asset Tax Free Reserves	December 29, 2009*

Western Asset Connecticut Municipal Money Market Fund	December 29, 2009*

Western Asset New York Tax Free Money Market Fund	December 29, 2009*

Legg Mason Partners Premium Money Market Trust

Western Asset Premium Liquid Reserves	May 31, 2010

Western Asset Premium U.S. Treasury Reserves	May 31, 2010

Western Asset Premium Tax Free Reserves	May 31, 2010

*	As amended or supplemented.

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